Asset Retirement Obligations - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Future inflation factor used in the calculation of the asset retirement obligations	2.00%	2.00%	2.00%	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations	7.36%	7.50%	8.60%	9.60%